UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                    ------------

                              Comstock Funds, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                               ------------

                     Date of reporting period: July 31, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  MARKET
    UNITS                                         VALUE*
    -----                                         ------
TERM NOTE -- 1.4%
             REAL ESTATE -- 1.4%
     10,000  Merrill Lynch Medium Term Note,
              Ser. C, Due 06/04/09+(a)          $   125,500
                                                -----------
  PRINCIPAL
   AMOUNT
  ---------
U.S. GOVERNMENT OBLIGATIONS -- 94.3%
             U.S. TREASURY BILL -- 2.8%
$   244,000  U.S. Treasury Bill,
              4.844%++, 08/03/06                    243,936
                                                -----------
             U.S. TREASURY NOTES -- 91.5%
             U.S. Treasury Notes,
  2,500,000   3.875%, 07/31/07                    2,470,705
  5,400,000   6.000%, 08/15/09                    5,562,005
                                                -----------
                                                  8,032,710
                                                -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                 8,276,646
                                                -----------
  NUMBER OF                      EXPIRATION DATE/
  CONTRACTS                      EXERCISE PRICE
  ---------                       --------------
PUT OPTIONS PURCHASED+ -- 4.3%
        150  Best Buy Co. Inc.     Jan. 07/45        60,000
         60  S & P 500 Index       Sep. 06/1125      12,000
        110  S & P 500 Index       Sep. 06/1150      28,600
         65  S & P 500 Index       Dec. 06/1150      71,500
        100  S & P 500 Index       Dec. 06/1200     176,000
        100  SanDisk Corp.         Jan. 07/40        30,250
                                                -----------
TOTAL PUT OPTIONS PURCHASED                         378,350
                                                -----------
TOTAL INVESTMENTS -- 100.0% (Cost $8,775,566)   $ 8,780,496
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $ 8,775,566
                                                ===========
              Gross unrealized appreciation     $   315,613
              Gross unrealized depreciation        (310,683)
                                                -----------
              Net unrealized appreciation
               (depreciation)                   $     4,930
                                                ===========
----------------
 (a) Security return is linked to the performance of the PHLX Housing Sector Index.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
    UNITS                                         VALUE*
    -----                                         ------
TERM NOTE -- 1.2%
             REAL ESTATE -- 1.2%
     50,000  Merrill Lynch Medium Term Note,
              Ser. C, Due 06/04/09+ (a)         $   627,500
                                                -----------
  PRINCIPAL
   AMOUNT
  ---------
U.S. GOVERNMENT OBLIGATIONS -- 95.7%
             U.S. TREASURY BILLS -- 95.7%
$50,691,000  U.S. Treasury Bills,
              4.783% to 5.066%++,
              08/03/06 to 11/02/06 (b)(c)        50,527,996
                                                -----------

  NUMBER OF                      EXPIRATION DATE/
  CONTRACTS                      EXERCISE PRICE
  ---------                       --------------
PUT OPTIONS PURCHASED+ -- 3.1%
        850  Best Buy Co. Inc.     Jan. 07/45       340,000
        250  S & P 500 Index       Sep. 06/1125      50,000
        270  S & P 500 Index       Dec. 06/1150     297,000
        425  S & P 500 Index       Dec. 06/1200     748,000
        600  SanDisk Corp.         Jan. 07/40       181,500
                                                -----------
TOTAL PUT OPTIONS PURCHASED                       1,616,500
                                                -----------
TOTAL INVESTMENTS -- 100.0% (Cost $52,944,019)  $52,771,996
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $52,944,019
                                                ===========
              Gross unrealized appreciation     $   414,449
              Gross unrealized depreciation        (586,472)
                                                -----------
              Net unrealized appreciation
               (depreciation)                   $  (172,023)
                                                ===========


    SHARES
    ------
COMMON STOCKS SOLD SHORT -- (17.6)%
             BUILDING AND CONSTRUCTION -- (1.7)%
      6,500  Centex Corp.                       $   307,515
      6,500  KB HOME                                276,380
     11,000  Pulte Homes Inc.                       313,500
                                                 ----------
                                                    897,395
                                                 ----------
             BUSINESS SERVICES -- (1.9)%
     18,000  aQuantive Inc.                         369,000
     11,000  CDW Corp.                              649,880
                                                 ----------
                                                  1,018,880
                                                 ----------
             COMPUTER HARDWARE -- (0.7)%
     16,000  Dell Inc.                              346,880
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- (2.9)%
     13,000  Adobe Systems Inc.                     370,630
     16,000  eBay Inc.                              385,120
     25,000  Juniper Networks Inc.                  336,250
     18,000  Salesforce.com Inc.                    462,600
                                                 ----------
                                                  1,554,600
                                                 ----------

                                                  MARKET
    SHARES                                        VALUE*
    ------                                        ------
COMMON STOCKS SOLD SHORT (CONTINUED)
             ELECTRONICS -- (4.7)%
     12,000  Analog Devices Inc.                $   387,960
     11,000  Broadcom Corp., Cl. A                  263,890
     25,000  Cogent Inc.                            353,750
     22,000  Maxim Integrated Products Inc.         646,360
     16,000  Microsemi Corp.                        404,800
     18,000  Netlogic Microsystems Inc.             441,000
                                                -----------
                                                  2,497,760
                                                -----------
             FINANCIAL SERVICES -- (3.4)%
      9,000  Capital One Financial Corp.            696,150
     12,000  CompuCredit Corp.                      392,040
     12,000  MBIA Inc.                              705,720
                                                -----------
                                                  1,793,910
                                                -----------
             HEALTH CARE -- (1.6)%
     18,000  ICOS Corp.                             411,120
     12,000  Kyphon Inc.                            408,720
                                                -----------
                                                    819,840
                                                -----------
             RETAIL -- (0.7)%
     24,000  bebe stores inc.                       371,520
                                                -----------
TOTAL COMMON STOCKS SOLD SHORT
 (Total Proceeds $11,543,954)                   $ 9,300,785
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $11,543,954
                                                ===========
              Gross unrealized appreciation     $ 2,308,283
              Gross unrealized depreciation         (65,114)
                                                -----------
              Net unrealized appreciation
               (depreciation)                   $ 2,243,169
                                                ===========

   NUMBER OF                                     UNREALIZED
   CONTRACTS                  EXPIRATION DATE   DEPRECIATION
   ---------                  ---------------   ------------
FUTURES CONTRACTS -- SHORT POSITION -- (1.2)%
         50  S & P 500
               Index Futures      09/14/06      $  (615,375)
                                                ===========
----------------
 (a) Security return is linked to the performance of the PHLX Housing Sector Index.
 (b) At July 31, 2006, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
 (c) At July 31, 2006, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
  +  Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer


Date     September 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.